United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[x] is a restatement.
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	January 13, 2004

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2004

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	8

Form 13F Information Table Value Total:	$131614
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107    25851   393655 SH       SOLE                   276087
AMERICAN AXLE MFG              Common           024061103     9734   317470 SH       SOLE                   201044
CINTAS                         Common           172908105    19905   453820 SH       SOLE                   288177
ILLINOIS TOOL WORKS            Common           452308109    10607   114452 SH       SOLE                    76160
INTEL CORP                     Common           458140100    18551   793116 SH       SOLE                   526849
NEWS CORP CL A                 Common           652487802    24699  1323641 SH       SOLE                   890172
NEWS CORP CL B                 Common           652487703     2616   136230 SH       SOLE                    86030
PROGRESSIVE CORP    OHIO       Common           743315103    19651   231629 SH       SOLE                   163493